SHARE CAPITAL (Details Textual) $ / shares in Units, shares in Thousands, $ in Millions				12 Months Ended
		Mar. 31, 2017 USD ($)	Mar. 10, 2017 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) Numberofunits shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($) Numberofunits shares	Dec. 31, 2015 shares
Share capital [Line Items]
Number of shares outstanding | shares					578,636		513,709	509,469
Stock Option Plan, Maximum Authorized Shares Percentage					3.50%
Weighted average fair value at measurement date, share options granted					$ 1.69		$ 1.67
Number of share options exercisable in share-based payment arrangement | Numberofunits					8,665,500
Weighted average exercise price of share options exercisable in share-based payment arrangement					$ 5.65
Weighted average exercise price of share options exercised in share-based payment arrangement					$ 3.31		$ 3.49
Description of vesting requirements for share-based payment arrangement						The options vest one third per year over a three-year period beginning on the first anniversary of the grant date.	The options vest one third per year over a three-year period beginning on the first anniversary of the grant date.
Weighted average remaining contractual life of outstanding share options					2.4
Weighted average share price					$ 4.22		$ 5.26
Number Of Common Shares Issued On Equity Offering | shares	[1]		61,700
Share Price | $ / shares			$ 2.80
Gross Proceeds From Issuance Of Ordinary Shares		$ 172.9
Share issue related cost		8.2
Deferred tax expense (income)		$ 1.9		$ (131.0)		$ (10.8)
Expense from share-based payment transactions with employees				$ 5.1		8.3
Stock Options [Member]
Share capital [Line Items]
Number of share options exercisable in share-based payment arrangement | Numberofunits					8,700,000		8,700,000
Weighted average exercise price of share options exercisable in share-based payment arrangement					$ 5.65		$ 6.99
Weighted average exercise price of share options exercised in share-based payment arrangement					$ 4.16		$ 5.47
Bottom of range [member]
Share capital [Line Items]
Achieved Performance Percentage				50.00%	50.00%
Top of range [member]
Share capital [Line Items]
Achieved Performance Percentage				150.00%	150.00%
Restricted Share Unit [Member]
Share capital [Line Items]
Adjustments for share-based payments				$ 2.2		1.1
Weighted average remaining contractual life of outstanding share options					1.7		1.7
Expense from share-based payment transactions with employees	[2],[3]			1.2		2.7
Common Shares Under First Nations Agreement [Member]
Share capital [Line Items]
Expense from share-based payment transactions with employees	[4]			$ 2.1		$ 0.0
Ordinary shares [member]
Share capital [Line Items]
Number of shares outstanding | shares					578,600

[1]	Stock options
[2]	For the year ended December 31, 2017, $1.1 million (2016 - $2.2 million) of restricted share unit expense and $2.1 million (2016 – nil) of common shares issued under First Nations agreements expense was recognized in operating expenses.
[3]	Restricted share units
[4]	For the years ended December 31, 2017 and 2016, common shares issued under First Nations agreements prior to the commencement of commercial production at Rainy River have been capitalized to mining interests.